UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2012
                                                              ------------------

Check here if Amendment [  ]; Amendment Number:               ------------------

This Amendment (Check only one.):      [  ]  is a restatement
                                       [  ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Andreeff Equity Advisors, L.L.C.
               ----------------------------------------------
               140 East St. Lucia Lane
               ----------------------------------------------
               Santa Rosa Beach, FL 32459
               ----------------------------------------------

Form 13F File Number:  28-     11306
                               ------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Dane Andreeff
              ----------------------------------------------
Title:        Managing Member
              ----------------------------------------------
Phone:        (850) 622-3353
              ----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dane Andreeff                  Santa Rosa Beach, FL      November 14, 2012
-------------------------          --------------------      ----------------
     [Signature]                      [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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


List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                             --------------
Form 13F Information Table Entry Total:           39
                                             --------------
Form 13F Information Table Value Total:           96,855
                                             --------------
                                               (x thousand)

List of Other Included Managers:  NONE


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

  COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7              COLUMN 8
                             TITLE
                              OF                  VALUE    SHRS OR    SH/ PUT/ INVESTMENT   OTHER            VOTING AUTHORITY
 NAME OF ISSUER              CLASS    CUSIP      (x $1000) PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE        SHARED       NONE


ADVENTRX PHARMACEUTICALS INC COM NEW  00764X202     69        95,276  SH       Sole                      95,276
ALLIED NEVADA GOLD CORP      COM      019344100  6,438       164,813  SH       Sole                     164,813
AURICO GOLD INC              COM      05155C105  9,933     1,421,045  SH       Sole                   1,421,045
AURIZON MINES LTD            COM      05155P106    732       139,205  SH       Sole                     139,205
BARRICK GOLD CORP            COM      067901108  3,163        75,736  SH       Sole                      75,736
CADENCE PHARMACEUTICALS INC  COM      12738T100    195        49,834  SH       Sole                      49,834
CALGON CARBON CORP           COM      129603106    494        34,537  SH       Sole                      34,537
CAMECO CORP                  COM      13321L108  2,558       131,534  SH       Sole                     131,534
CENTERSTATE BANKS INC        COM      15201P109  1,544       173,110  SH       Sole                     173,110
DENISON MINES CORP           COM      248356107  7,579     5,105,984  SH       Sole                   5,105,984
DEPOMED INC                  COM      249908104  1,304       220,670  SH       Sole                     220,670
DEX ONE CORP                 COM      25212W100    250       200,000  SH       Sole                     200,000
DYNEX CAP INC                COM      26817Q506    102         9,528  SH       Sole                       9,528
                             NEW
EVEREST RE GROUP LTD         COM      G3223R108  3,690        34,498  SH       Sole                      34,498
HECLA MNG CO                 COM      422704106  2,083       317,983  SH       Sole                     317,983
HILLTOP HOLDINGS INC         COM      432748101    613        48,258  SH       Sole                      48,258
IAMGOLD CORP                 COM      450913108  5,356       338,753  SH       Sole                     338,753
JONES GROUP INC              COM      48020T101    259        20,116  SH       Sole                      20,116
MAG SILVER CORP              COM      55903Q104  5,524       451,591  SH       Sole                     451,591
MYREXIS INC                  COM      62856H107    243       100,124  SH       Sole                     100,124
NETFLIX INC                  PUT      64110L956    258         1,000  SH  PUT  Sole                       1,000
NEW GOLD INC CDA             COM      644535106  4,277       350,000  SH       Sole                     350,000
NEWMONT MINING CORP          CALL     651639906    460         2,000  SH  CALL Sole                       2,000
OMEGA HEALTHCARE INVS INC    COM      681936100  1,795        78,965  SH       Sole                      78,965
PAN AMERICAN SILVER CORP     CALL     697900908    173         1,000  SH  CALL Sole                       1,000
PAN AMERICAN SILVER CORP     COM      697900108  7,710       359,599  SH       Sole                     359,599
PEABODY ENERGY CORP          COM      704549104  1,208        54,205  SH       Sole                      54,205
PETROQUEST ENERGY INC        COM      716748108  1,299       193,589  SH       Sole                     193,589
POINTS INTL LTD              COM      730843208  2,768       240,929  SH       Sole                     240,929
                             NEW
QUATERRA RES INC             COM      747952109  1,512     4,131,125  SH       Sole                   4,131,125
SPROTT PHYSICAL SILVER TR    TR UNIT  85207K107  1,413       100,000  SH       Sole                     100,000
STONE ENERGY CORP            COM      861642106  6,827       271,765  SH       Sole                     271,765
TARGACEPT INC                COM      87611R306  1,308       267,570  SH       Sole                     267,570
TRANSCEPT PHARMACEUTICALS IN COM      89354M106     55        10,300  SH       Sole                      10,300
UR ENERGY INC                COM      91688R108    338       341,579  SH       Sole                     341,579
URANERZ ENERGY CORP          COM      91688T104    560       343,468  SH       Sole                     343,468
URANIUM RES INC              COM PAR  916901507  2,506     4,913,975  SH       Sole                   4,913,975
                             $0.001
VISTA GOLD CORP              COM      927926303  5,833     1,606,997  SH       Sole                   1,606,997
                             NEW
YAMANA GOLD INC              COM      98462Y100  4,426       231,620  SH       Sole                     231,620



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